Shareholders' Equity (Details Textual 1) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 12, 2018	Mar. 10, 2018	Dec. 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 13, 2018
Shareholders' Equity [Line Items]
Fair value of warrants	$ 181,000
Acquisition agreement description		The Company entered into a share acquisition agreement (the "Agreement") with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. ("Weijia") to acquire 49% of the equity in Weijia. Pursuant to the Agreement, the Company issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totalling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia.
Equity investment				$ 3,054,090
Equity income investment				116,138
Agreement service fee	$ 58,500
Unregistered common stock issued	100,000						31,452
Common stock compensation for services					100,000
General and administrative expense	$ 181,000			$ 3,298,188	$ 3,683,594	$ 932,911
Warrant [Member]
Shareholders' Equity [Line Items]
Percentage of warrant issued equal to the shares issued in the IPO			5.00%
Number of warrants issued			134,768
Warrants term			3 years
Period threshold limit warrants exercisable			6 months
Exercise price of warrants			$ 4.80
Number of warrant outstanding				134,768
Weighted average remaining life of warrants				4 years
Fair value of warrants				$ 488,730
Warrants fair value assumptions method used				Black-Scholes pricing model
Risk free interest rate of warrants				1.58%
Expected term of warrants				3 years
Exercise price of warrants				$ 4.80
Expected volatility rate of warrants				90.70%
Expected dividend rate of warrants